DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE A — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

FlatWorld Acquisition Corp. (a corporation in the development stage) (the “Company”) was formed on June 25, 2010 as a British Virgin Islands business company with limited liability. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation or contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar business transaction with an unidentified operating business or assets (“Business Transaction”). The Company’s efforts in identifying a prospective target business for its Business Transaction will not be limited to a particular industry, geographic region or minimum transaction value, but will focus its search on identifying a prospective target business in either (i) the global business services sector or (ii) emerging Asian markets. The Company is considered to be in the development stage as defined in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”), or FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. On June 29, 2011, the Company changed its fiscal year solely for financial accounting purposes such that the Company’s fiscal year will now end on December 31st of each calendar year.

The Company is currently evaluating Business Transaction candidates. All activity through December 31, 2011 relates to the Company’s formation, initial public offering described below and identifying and investigating prospective target businesses with which to consummate a Business Transaction. The registration statement for the Offering was declared effective on December 9, 2010. The Company consummated the Offering on December 15, 2010 and received net proceeds of approximately   $21,000,000. On January 25, 2011, the Company consummated the closing of an additional 95,500 units pursuant to the exercise of the underwriters' over-allotment option and received additional net proceeds of approximately $929,000.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward consummating a Business Transaction. Furthermore, there is no assurance that the Company will be able to successfully affect a Business Transaction. Upon the closing of the Offering, the private placement of warrants and partial exercise of over-allotment, $23,374,786 was placed in a trust account (“Trust Account”) and invested in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”) with a maturity of 180 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act. The funds in the Trust Account will not be released until the earlier of (i) the consummation of a Business Transaction or (ii) the distribution of the Trust Account as described below.

The Company, after signing a definitive agreement for the acquisition of one or more target businesses or assets will provide its shareholders with the opportunity to redeem their ordinary shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, less taxes and up to 100% of the interest earned on the proceeds placed in the Trust Account which the Company may withdraw for working capital purposes, upon the consummation of its Business Transaction.  The Company is not required to submit the transaction for shareholder approval prior to consummating the Business Transaction. If no shareholder approval is sought, the Company will proceed with a Business Transaction if it is approved by its board of directors and less than 77.37% of the public shareholders exercise their redemption rights.  Only in the event that the Company seeks shareholder approval in connection with its initial Business Transaction, the Company will proceed with a Business Transaction only if a majority of the outstanding ordinary shares voted are voted in favor of the Business Transaction. However, the Company's sponsor’s, officers’, directors’ or their affiliates’ participation in privately-negotiated transactions (as described in the prospectus and solely in the event the Company seeks shareholder approval and is not subject to foreign private issuer rules), if any, could result in the approval of a Business Transaction even if a majority of the Company’s public shareholders either vote against, or indicate their intention to vote against, such Business Transaction. If the Company is subject to the U.S. domestic issuer rules at the time of Business Transaction, the Company's public shareholders voting in favor of initial Business Transaction may elect to exercise their redemption rights and shall be entitled to receive cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account, less taxes and any interest earned on the proceeds placed in the Trust Account actually withdrawn for working capital purposes, but the Company's public shareholders voting against the Business Transaction and electing to exercise their redemption rights shall only be entitled to receive cash equal to their pro rata share of the aggregate amount in the Trust Account less taxes and interest earned on the proceeds placed in the Trust Account. These ordinary shares are recorded at redemption value and classified as temporary equity, in accordance with FASB ASC 480-10. FWAC Holdings Limited (the “sponsor”) has agreed, in the event the Company seeks shareholder approval of its Business Transaction, to vote its initial shares in favor of approving a Business Transaction. The sponsor and the Company’s officers and directors have also agreed to vote ordinary shares acquired by them in the Offering or in the aftermarket in favor of a Business Transaction submitted to the Company’s shareholders for approval.

The Company’s sponsor, officers and directors have agreed that the Company will only have 21 months from December 9, 2010, the date of the prospectus for the Offering, to consummate its initial Business Transaction.  If the Company does not consummate a business transaction within such 21 month period, it i) will distribute the Trust Account to the public shareholders, pro rata, less taxes and up to 100% of the interest earned on the proceeds placed in the Trust Account which it may withdraw for working capital purposes by way of redemption and (ii) intends to cease all operations except for the purpose of any winding up of its affairs.

In the event that the Company does not consummate a Business Combination by September 9, 2012, the proceeds held in the Trust Account will be distributed to the Company's shareholders, excluding the sponsor.  After distributing the proceeds of the Trust Account, the Company will promptly distribute the balance of its net assets to its remaining shareholders according to the Company's plan of dissolution. This mandatory liquidation and subsequent dissolution raises substantial doubt about the Company's ability to continue as a going concern.